Employee Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Retirement Benefits [Abstract]
Employer matching contribution for 401(k) defined compensation plan, percent of match (up to)	6.00%
Employer matching contributions	$ 16.8	$ 16.3	$ 14.1
Employer matching contribution for deferred compensation plan, percent of match (up to)	6.00%